RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended	9 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 07, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party						$ 602,720
Advance from related party for expenses incurred on behalf of company		$ 402,936
Advances from related parties	$ 43,900			$ 43,900	$ 43,900	43,900
Proceeds held in trust account used to repay working capital loans					0
Total expenses incurred		$ 402,936
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note							$ 625,000
Repayment of promissory note - related party	$ 602,720
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			$ 10,000
Total expenses incurred				30,000	90,000
Due to related parties included in accrued expenses				10,000	10,000
Related Party Loans | Working capital loans
RELATED PARTY TRANSACTIONS
Advances from related parties				$ 0	$ 0	$ 0